FORM 13F HOLDINGS REPORT

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter ended : December 31, 2007

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.): 		[      ]  is a restatement.
                                                		[      ]  adds
      new holdings entries.



Institutional Investment Manager Filing this Report:

Name:		Arthur E. Hall
Address:	1726 Cedarwood Drive
		Minden, NV  89423

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager

Name:		Arthur E. Hall
Title:		Portfolio Manager
Phone:		775-782-5174
Signature, Place and Date of Signing:

	Arthur E. Hall		Minden, Nevada		December 31, 2007
Report Type		(Check only one.):

[ x ]		13F HOLDINGS REPORT

[    ]	13F NOTICE

[    ]	13F COMBINATION REPORT

List of Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

							FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE

Form 13F Information Table Entry Total:		42

Form 13F Information Table Value Total:		$113940

FORM 13F INFORMATION TABLE

Name of Issuer
Title of
Class
Cusip
Value
(1,000)
Shares
Investment
Discretion
Managers Voting Authority






Sole
Shared
None
AMERICAN EXPRESS
COM
025816109
  1301
25000
DEFINED 01
X


ADP
COM
035035103
  4119
92500
DEFINED 01
X


APPLIED MATERIALS
COM
038222105
   5150
290000
DEFINED 01
X


AMERICAN MED SYS
COM
02744M108
   1952
135000
DEFINED 01
X


ARRAY BIOPHARMA
COM
04269X105
     842
100000
DEFINED 01
X


BRITISH PETROLEUM
COM
055622104
   2780
 38000
DEFINED 01
X


BEMIS CO INC
COM
081437105
    821
 30000
DEFINED 01
X


BIG DOG HOLDINGD
COM
089128102
   1439
 99576
DEFINED 01
X


BIOCRYST PHARMACE
COM
09058V103
   1449
234400
DEFINED 01
X


COVIDIEN LTD
COM
G2552X108
   2657
 60000
DEFINED 01
X


CISCO SYSTEMS
COM
17275R102
  1354
  50000
DEFINED 01
X


COMCAST
COM
200300200
   1207
 66600
DEFINED 01
X


COMCAST Sp Cl A
COM
20030N200
     815
 45000
DEFINED 01
X


COMCAST CL A
COM
20030N101
     397
 21726
DEFINED 01
X


DAVITA INC
COM
23918K108
   9805
174000
DEFINED 01
X


DENISON MINES CORP
COM
248356107
   6244
700000
DEFINED 01
X


EQUIFAX
COM
294429105
   4447
122300
DEFINED 01
X


EMC CORP
COM
268648102
   1853
100000
DEFINED 01
X


EOG RESOURCES
COM
26875P101
    3981
 44600
DEFINED 01
X


ENDURANCE SPEC H
COM
G30397106
    2504
 60000
DEFINED 01
X


EMERITUS CORP
COM
291005106
    1434
 57000
DEFINED 01
X


GLOBALSTAR
COM
379364805
    1469
183626
DEFINED 01
X


HARMONICS INC
COM
413160102
    1949
 186000
DEFINED 01
X


HARVEST ENERGY TR
COM
41752X101
    1039
 50000
DEFINED 01
X


INTEL CORP
COM
458140100
    4666
175000
DEFINED 01
X


INTL BUS MACH
COM
459200101
    5405
  50000
DEFINED 01
X


INTL RECTIFIER
COM
460254105
   1699
50000
DEFINED 01
X


3M
COM
88579Y101
   4216
50000
DEFINED 01
X


MAGELLAN MIDSTREA
COM
55907R108
   433
16150
DEFINED 01
X


MARSH & MCLENNAN
COM
571748102
   265
10000
DEFINED 01
X


MMC ENERGY INC
COM
55312Q208
    584
166843
DEFINED 01
X


MARVEL
COM
57383T103
   1336
 50000
DEFINED 01
X


MONOGRAM BIOSCI
COM
60975U108
   1783
1255970
DEFINED 01
X


NEOGEN CORP
COM
640491106
   3983
150000
DEFINED 01
X


NOMURA HOLDINGS
COM
655335208
  2712
161900
DEFINED 01
X


NOVAMED INC DEL
COM
66986W108
  2328
547800
DEFINED 01
X


PHOTON DYNAMICS
COM
719364101
  1660
200000
DEFINED 01
X


PLAINS ALL AMER
COM
726503105
 13655
262600
DEFINED 01
X


RUDOLPH TECHNOLO
COM
781270103
   1132
100000
DEFINED 01
X


TELECOM NEW ZEALA
SP ADR
879278208
  1181
71111
DEFINED 01
X


TEXAS INSTRUMENTS
COM
882508104
    668
20000
DEFINED 01
X


ZIMMER HOLDINGS
COM
98956P102
   5226
  79000
DEFINED 01
X




TOTAL						       113940